SCHEDULE OF FOREIGN CURRENCY EXCHANGE RATES (Details)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Year-end $: HK$ exchange rate[Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate	7.7693	7.8308	7.8494
Year average $: HK$ exchange rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate	7.8084	7.8317	7.8221